Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2011
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	As of June 30 (Unaudited)		As of December 31		As of June 30 (Unaudited)		As of December 31
	2011		2010		2011		2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	601	127	—	300	1	7	—	—
EURO floating rate vs. US$ floating rate swap	—	—	1	—	—	—	—	—
US$ floating rate vs. fixed US$ rate swap	—	—	—	—	2	—	4	—
EuroBond Swap	—	46	—	—	—	—	—	8
Pre Dollar Swap	13	—	—	1	—	4	—	—
AUD floating rate vs. fixed US$ rate swap	—	—	2	—	—	—	—	—
Swap US$ fixed rate vs. CDI	—	—	—	—	46	—	—	—
Rande forward (South Africa)	2	—	—	—	—	—	—	—
	616	173	3	301	49	11	4	8
Commodities price risk
Nickel
Fixed price program	7	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	26	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	33	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	83	—	20	—	—	—	—	—
Strategic Nickel	61	17	—	—	—	—	—	53
	144	17	20	—	—	—	—	53
Total	793	190	52	301	50	11	35	61

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			six-month period ended		Three-month period ended			six-month period ended		Three-month period ended			six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	389	175	(191)	564	(241)	(112)	(48)	(75)	(160)	(104)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	(1)	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	—	—	(1)	1	1	2	2	4	—	—	—	—	—
Swap Convertibles	—	—	37	—	37	—	—	(37)	—	(37)	—	—	—	—	—
Swap NDF	—	—	1	—	1	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	11	42	(78)	53	(78)	—	—	—	—	—	—	—	—	—	—
Pre Dollar Swap	6	2	—	8	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	(47)	—	—	(47)	—	—	—	—	—	—	—	—	—	—	—
South African Rande Forward	2	—	—	2	—	—	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	(1)	—	1	—	(2)	(6)	(2)	(7)	—	—	—	—	—
	361	219	(233)	580	(282)	(111)	(49)	(116)	(160)	(144)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	12	13	18	25	9	(19)	(1)	2	(20)	1	—	—	—	—	—
Strategic program	—	15	88	15	(51)	—	—	36	—	50	—	—	—	—	—
Aluminum	—	—	—	—	—	—	7	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	(16)	—	(19)	—	2	(9)	2	(19)	—	—	—	—	—
Coal	—	—	(2)	—	(3)	—	2	—	2	—	—	—	—	—	—
Bunker Oil Hedge	2	32	(7)	34	(13)	(15)	(8)	(10)	(23)	(23)	—	—	—	—	—
	14	60	81	74	(77)	(34)	2	19	(32)	25	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	(7)	23	(7)	—	—	—	—	—	—	—	—	—	—	—
	—	(7)	23	(7)	—	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	13	—	26	4	—	33	4	35
Strategic Nickel	(17)	(33)	(2)	(50)	(2)	17	33	—	50	—	137	(9)	94	128	41
Foreign exchange cash flow hedge	—	—	19	—	19	—	(13)	(27)	(13)	(31)	—	14	16	14	44
	(17)	(33)	17	(50)	17	17	20	(14)	37	(5)	141	5	143	146	120
Total	358	239	(112)	597	(342)	(128)	(27)	(111)	(155)	(124)	141	5	143	146	120

Final maturity dates

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012